EQUITY - Narrative (Details) € / shares in Units, € in Millions	6 Months Ended
Jun. 29, 2018 EUR (€) payment vote € / shares shares
Disclosure of classes of share capital [line items]
Dividends | €	€ 253
Number of dividend payments | payment	2
Dividend rate (in euros per share)	€ 0.26
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares	486,108,000
Par value per share (in dollars/euros per share)	€ 0.01
Number of votes per share in issue | vote	1